Fair Value, Option, Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgages held for sale [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ 6,084	$ 6,512	$ 4,891
Mortgages held for sale [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Mortgages held for sale [Member] | Net gains from trading activities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Loans held for sale [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Loans held for sale [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	32	24	99
Loans held for sale [Member] | Net gains from trading activities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Loans [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	13	55	0
Loans [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	80	0	0
Loans [Member] | Net gains from trading activities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Long-term debt [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(11)	(48)	0
Long-term debt [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Long-term debt [Member] | Net gains from trading activities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other interests held [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other interests held [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other interests held [Member] | Net gains from trading activities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ (25)	$ (13)	$ 117